N-2 - USD ($)			3 Months Ended
		May 03, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001380936
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Sales load (as a percentage of offering price)	2.00%(1)
Offering expenses borne by the Fund (as a percentage of offering price)	0.60%(1), (2)
Dividend Reinvestment Plan fees(3)	None

Sales Load [Percent]	[1]	2.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1],[3]	0.60%
Annual Expenses [Table Text Block]
Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares (reflecting leverage)(4)
Management fee(5)	1.25%
Acquired fund fees and expenses(6)	0.02%
Interest expense(7)	1.41%
Other expenses(8)	0.08%
Total annual expenses(9)	2.76%

Management Fees [Percent]	[4],[5]	1.25%
Interest Expenses on Borrowings [Percent]	[4],[6]	1.41%
Acquired Fund Fees and Expenses [Percent]	[4],[7]	0.02%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[8]	0.08%
Total Annual Expenses [Percent]	[4],[9]	2.76%
Expense Example [Table Text Block]

Example

As required by relevant SEC regulations, the following Example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) “Total annual expenses” of 2.76% of net assets attributable to Common Shares, (2) the sales load of $20 and estimated offering expenses of $6, and (3) a 5% annual return*:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred:	$53	$109	$168	$327

Expense Example, Year 01		$ 53
Expense Example, Years 1 to 3		109
Expense Example, Years 1 to 5		168
Expense Example, Years 1 to 10		$ 327
Purpose of Fee Table , Note [Text Block]		The following table contains information about the costs and expenses that Common Shareholders will bear directly or indirectly. The table is based on the capital structure of the Fund as of November 30, 2023 (unaudited) (except as noted below). The purpose of the table and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The following table should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than shown. The following table shows estimated Fund expenses as a percentage of average net assets attributable to Common Shares, and not as a percentage of Managed Assets. See “Management of the Fund.”
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		The Investment Adviser has incurred on behalf of the Fund all costs associated with the Fund’s registration statement and any offerings pursuant to such registration statement. The Fund has agreed, in connection with offerings under this registration statement, to reimburse the Investment Adviser for offering expenses incurred by the Investment Adviser on the Fund’s behalf in an amount up to the lesser of the Fund’s actual offering costs or 0.60% of the total offering price of the Common Shares sold in such offerings. Amounts in excess of 0.60% of the total offering price of shares sold pursuant to this registration statement will not be subject to recoupment from the Fund. This agreement will be in effect for the life of the registration statement with respect to all Common Shares sold pursuant to the registration statement and may only be terminated by the Board of Trustees of the Fund
Other Expenses, Note [Text Block]		Other expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees Estimated, Note [Text Block]		Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Total Annual Expenses, Note [Text Block]		The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]

SENIOR SECURITIES

     Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Senior Securities,” which is incorporated by reference herein, for information about the Fund’s senior securities as of the end of the last ten fiscal years. The information therein has been audited by Ernst & Young LLP for the last five fiscal years. The Fund’s audited financial statements, including the report of Ernst & Young LLP thereon and accompanying notes thereto, are included in the Fund’s most recent annual report to shareholders and incorporated by reference in the SAI. A copy of the report is available upon request and without charge by calling (800) 345-7999 or by writing the Fund at 227 West Monroe Street, Chicago, Illinois 60606.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

     Please refer to the section of the  Fund’s most recent annual report on Form N-CSR entitled “Investment Objective,” which is incorporated by reference herein, for a discussion of the investment objective of the Fund.

Investment Policies

Please refer to the sections of the Fund’s most recent annual report on Form N-CSR entitled “Principal Investment Strategies” and “Portfolio Composition” which are incorporated by reference herein, for a discussion of the investment policies of the Fund.

INVESTMENT PHILOSOPHY AND INVESTMENT PROCESS

     The Fund pursues a relative value-based investment philosophy, which utilizes quantitative and qualitative analysis to seek to identify securities or spreads between securities that deviate from their perceived fair value and/or historical norms. The Sub-Adviser seeks to combine a credit managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies. The Fund’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns as compared to such benchmark indexes.

     The Sub-Adviser’s analysis of a fixed-income security’s credit quality is comprised of multiple elements, including, but not limited to: (i) sector analysis, including regulatory developments and sector health, (ii) collateral, business, and counterparty risk, which includes payment history, collateral performance, and borrower credit profile, (iii) structural analysis, which includes securitization structure review and forms of credit enhancement, and (iv) stress analysis, including historical collateral performance during extreme market stress and identifying tail risks. This analysis is applied against the macroeconomic outlook, geopolitical issues as well as considerations that more directly affect the company’s industry to determine the Sub-Adviser’s internal judgment as to the security’s credit quality. In addition to the process described above, the Sub-Adviser selects securities using a rigorous portfolio construction approach designed to tightly control independent risk exposures such as fixed income sector weights, sector specific yield curves, credit spreads, prepayment risks, and other risk exposures the Sub-Adviser deems relevant. Within those risk constraints, the Sub-Adviser estimates the relative value of different securities to select individual securities that, in the Sub-Adviser’s judgment, may provide risk-adjusted outperformance.

     The Sub-Adviser’s process for determining whether to buy a security is a collaborative effort between various groups including: (i) economic research, which focus on key economic themes and trends, regional and country-specific analysis, and assessments of event-risk and policy impacts on asset prices, (ii) the Portfolio Construction Group, which utilizes proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, (iii) its Sector Specialists, who are responsible for identifying investment opportunities in particular securities within these sectors, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities, and (iv) portfolio managers, who determine which securities best fit the Fund based on the Fund’s investment objective and top-down sector allocations. In managing the Fund, the Sub-Adviser uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. The Sub-Adviser also considers macroeconomic outlook and geopolitical issues.

The Sub-Adviser generally decides which securities to sell for the Fund based on one of three factors:

  In the Sub-Adviser’s judgment, the relative value measure of the instrument no longer indicates that the instrument is cheap relative to similar instruments and a substitution of the instrument with a similar but cheaper instrument enhances the risk-adjusted return potential of the portfolio.
  The Sub-Adviser’s fundamental analysis suggests that the embedded credit risk in an instrument has increased and the instrument no longer properly compensates the holder for this increased risk.
  The Sub-Adviser’s fundamental sector allocation decisions result in the rebalancing of existing positions to achieve the Sub-Adviser’s desired sector exposures.

INVESTMENT POLICIES

     The Fund seeks to achieve its investment objective by investing in a wide range of fixed-income and other debt and senior equity securities (“Income Securities”) selected from a variety of sectors and credit qualities, including, but not limited to, U.S. government and agency securities, corporate bonds, loans and loan participations, structured finance investments (including residential and commercial mortgage-related securities, asset-backed securities, collateralized debt obligations and risk-linked securities), mezzanine and preferred securities and convertible securities. The Fund may invest in non-U.S. dollar-denominated Income Securities issued by sovereign entities and corporations, including Income Securities of issuers in emerging market countries. The Fund may invest in Income Securities of any credit quality, including, without limitation, Income Securities rated below-investment grade (commonly referred to as “high-yield” or “junk” bonds), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal.

     The Fund may also invest in common stocks, limited liability company interests, trust certificates and other equity investments (“Common Equity Securities”) that the Sub-Adviser believes offer attractive yield and/or capital appreciation potential. As part of its Common Equity Securities strategy, the Fund currently intends to employ a strategy of writing (selling) covered call options and may, from time to time, buy or sell put options on individual Common Equity Securities. In addition to its covered call option strategy, the Fund may, to a lesser extent, pursue a strategy that includes the sale (writing) of both covered call and put options on indices of securities and sectors of securities.

     The Fund may allocate its assets among a wide variety of Income Securities and Common Equity Securities, provided that, under normal market conditions, the Fund will not invest more than:

  50% of its total assets in Common Equity Securities consisting of common stock;
  30% of its total assets in other investment companies, including registered investment companies, private investment funds and/or other pooled investment vehicles;
  20% of its total assets in non-U.S. dollar-denominated Income Securities of corporate and governmental issuers located outside the United States; and
  10% of its total assets in Income Securities of issuers in emerging markets.

     The percentage of the Fund’s total assets allocated to any category of investment may at any given time be significantly less than the percentage permitted pursuant to the above referenced investment policies.

     Unless otherwise stated, the Fund’s investment policies are considered non-fundamental and may be changed by the Board of Trustees without approval of Common Shareholders, but no change is anticipated. If the Fund’s policies change, the Fund will provide shareholders at least 60 days’ prior written notice before implementation of the change.

     Percentage limitations described in this Prospectus are as of the time of investment by the Fund and could thereafter be exceeded as a result of market value fluctuations of the Fund’s portfolio.

     Credit Quality. The Fund may invest without limitation in securities rated below-investment grade (e.g., securities rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), below BBB- by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”) or comparably rated by another nationally recognized statistical rating organization (“NRSRO”)) or, if unrated, determined by the Sub-Adviser to be of comparable quality. Securities rated below-investment grade are commonly referred to as “high-yield” or “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. The Fund’s investments in any of the sectors and types of Income Securities in which the Fund may invest may include, without limitation, below investment grade securities. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse effect on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

     The Fund is not required to dispose of a security if an NRSRO or the Sub-Adviser downgrades its assessment of that security. In determining whether to retain or sell a security that an NRSRO or the Sub-Adviser has downgraded, the Sub-Adviser may consider such factors as its assessment of the credit quality of the security, the price at which the security could be sold, and the rating, if any, assigned to the security by other ratings agencies. When the Sub-Adviser believes it to be in the best interests of the Fund’s shareholders, the Fund will reduce its investment in lower grade securities and, in certain market conditions, the Fund may invest none of its assets in lower grade securities.

     Rating agencies, such as Moody’s or S&P, are private services that provide ratings of the credit quality of debt obligations. Ratings assigned by an NRSRO are not absolute standards of credit quality but represent the opinion of the NRSRO as to the quality of the obligation. Ratings do not evaluate market risks or the liquidity of securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. To the extent that the issuer of a security pays an NRSRO for the analysis of its security, an inherent conflict of interest may exist that could affect the reliability of the rating. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Sub-Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in unrated lower grade securities, the Fund’s ability to achieve its investment objective will be more dependent on the Sub-Adviser’s credit analysis than would be the case when the Fund invests in rated securities.

     Please refer to Appendix A to the SAI for more information regarding Moody’s and S&P’s ratings of fixed-income securities.

Effects of Leverage [Text Block]	USE OF LEVERAGE

     The Fund may employ leverage through, among other things: (i) the issuance of preferred shares, (ii) borrowing or the issuance of commercial paper or other forms of debt, (iii) reverse repurchase agreements, dollar rolls or similar transactions or (iv) a combination of the foregoing (collectively “Financial Leverage”). The Fund may utilize Financial Leverage up to the limits imposed by the 1940 Act; however, the aggregate amount of Financial Leverage is not currently expected to exceed 331/3% of the Fund’s Managed Assets after such issuance and/or borrowing. So long as the net rate of return on the Fund’s investments purchased with the proceeds of Financial Leverage exceeds the cost of such Financial Leverage, such excess amounts will be available to pay higher distributions to holders of the Fund’s Common Shares. There can be no assurance that a leveraging strategy will be implemented or that it will be successful during any period during which it is employed.

     Under the 1940 Act, the Fund may not utilize indebtedness if, immediately after incurring such indebtedness, the Fund would have asset coverage (as defined in the 1940 Act) of less than 300% (i.e., for every dollar of indebtedness outstanding, the Fund is required to have at least three dollars of assets). Under the 1940 Act, the Fund may not issue preferred shares if, immediately after issuance, the Fund would have asset coverage (as defined in the 1940 Act) of less than 200% (i.e., for every dollar of indebtedness plus preferred shares outstanding, the Fund is required to have at least two dollars of assets). The Fund may also borrow in excess of such limit for temporary purposes such as the settlement of transactions.

     The Fund currently employs leverage through a committed facility provided to the Fund by BNP Paribas. As of November 30, 2023 (unaudited), outstanding Borrowings under the Fund’s committed facility agreement were approximately $49 million, representing approximately 3% of the Fund’s Managed Assets as of such date, and there was approximately $409 million in reverse repurchase agreements outstanding, representing approximately 20% of the Fund’s Managed Assets as of such date. As of November 30, 2023 (unaudited), the Fund’s total Financial Leverage represented approximately 23% of the Fund’s Managed Assets. Although leverage may create an opportunity for increased return for shareholders, it also results in additional risks and can magnify the effect of any losses. There is no assurance that the strategy will be successful. Leverage may cause greater changes in the Fund’s NAV and returns than if leverage had not been used.

     The Fund’s total Financial Leverage and leveraged transactions may vary significantly over time based on the Sub-Adviser’s assessment of market and economic conditions, available investment opportunities and cost of leverage, among other factors. The Fund has at times used greater levels of leverage than on November 30, 2023, and may in the future increase leverage up to the parameters set forth herein.

     Investments in Investment Funds frequently expose the Fund to an additional layer of Financial Leverage and, thus, increase the Fund’s exposure to leverage risk. See the section of the Fund’s most recent annual report on Form N-CSR entitled “Principal Risks of the Fund—Financial Leverage and Leveraged Transactions Risk,” which is incorporated by reference herein, for additional discussion of associated risks.

Borrowing

     The Fund is authorized to borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as the settlement of transactions. The Fund may utilize indebtedness to the maximum extent permitted under the 1940 Act. Under the 1940 Act, the Fund generally is not permitted to issue commercial paper or notes or engage in other Borrowings, other than temporary borrowings as defined under the 1940 Act, unless, immediately after the Borrowing, the Fund would have asset coverage (as defined in the 1940 Act) of less than 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. In addition, other than with respect to privately arranged Borrowings, the Fund generally is not permitted to declare any cash dividend or other distribution on any class of the Fund’s capital stock, including the Common Shares, or purchase any such capital stock, unless, at the time of such declaration, the Fund would have asset coverage (as described above) of at least 300% after deducting the amount of such dividend or other distribution. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding commercial paper, notes or other Borrowings to the extent necessary to maintain the required asset coverage.

     The terms of any such Borrowings may require the Fund to pay a fee to maintain a line of credit, such as a commitment fee, or to maintain minimum average balances with a lender. Any such requirements would increase the cost of such Borrowings over the stated interest rate. Such lenders would have the right to receive interest on and repayment of principal of any such Borrowings, which right will be senior to those of the Common Shareholders. Any such Borrowings may contain provisions limiting certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances. Any Borrowings will likely be ranked senior or equal to all other existing and future Borrowings of the Fund.

     Certain types of Borrowings subject the Fund to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Certain Borrowings issued by the Fund also may subject the Fund to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for such Borrowings. Such guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Sub-Adviser from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.

     The 1940 Act grants to the holders of senior securities representing indebtedness issued by the Fund, other than with respect to privately arranged Borrowings, certain voting rights in the event of default in the payment of interest on or repayment of principal. Failure to maintain certain asset coverage requirements under the 1940 Act could result in an event of default and entitle the debt holders to elect a majority of the Board.

     The Fund’s Borrowings under the committed facility provided to the Fund by BNP Paribas are collateralized by portfolio assets which are maintained by the Fund in a separate account with the Fund’s custodian for the benefit of the lender, which collateral exceeds the amount borrowed. Securities deposited in the collateral account may, subject to certain conditions, be rehypothecated by the lender up to the amount of the loan balance outstanding and subject to the terms and conditions of the facility agreements. The Fund continues to receive dividends and interest on rehypothecated securities. The Fund also has the right to recall rehypothecated securities on demand and such securities shall be returned to the collateral account within the ordinary settlement cycle. In the event a recalled security is not returned by the lender, the loan balance outstanding will be reduced by the amount of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNP Paribas in connection with the rehypothecation of portfolio securities. Rehypothecation of the Fund’s pledged portfolio securities entails risks, including the risk that the lender will be unable or unwilling to return rehypothecated securities which could result in, among other things, the Fund’s inability to find suitable investments to replace the unreturned securities, thereby impairing the Fund’s ability to achieve its investment objective. In the event of a default by the Fund under the committed facility, the lender has the right to sell such collateral assets to satisfy the Fund’s obligation to the lender. The amounts drawn under the committed facility may vary over time and such amounts will be reported in the Fund’s audited and unaudited financial statements contained in the Fund’s annual and semi-annual reports to shareholders. The committed facility agreement includes usual and customary covenants. These covenants impose on the Fund asset coverage requirements, collateral requirements, investment strategy requirements, and certain financial obligations. These covenants place limits or restrictions on the Fund’s ability to (i) enter into additional indebtedness with a party other than BNP Paribas, (ii) change its fundamental investment policy, or (iii) pledge to any other party, other than to the counterparty, securities owned or held by the Fund over which the counterparty has a lien. In addition, the Fund is required to deliver financial information to the counterparty within established deadlines, maintain an asset coverage ratio (as defined in Section 18(g) of the 1940 Act) greater than 300%, comply with the rules of the stock exchange on which its shares are listed, and maintain its classification as a “closed-end management investment company” as defined in the 1940 Act.

     In addition, the Fund may engage in certain derivatives transactions that have economic characteristics similar to leverage. Subject to Rule 18f-4, the Fund’s obligations under such transactions will not be considered indebtedness for purposes of the 1940 Act and will not be included in calculating the aggregate amount of the Fund’s Financial Leverage, but the Fund’s use of such transactions may be limited by the applicable requirements of the SEC.

Reverse Repurchase Agreements and Dollar Roll Transactions

     The Fund may enter into reverse repurchase agreements as part of its Financial Leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into reverse repurchase agreements when the Sub-Adviser believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income.

     Borrowings may be made by the Fund through dollar roll transactions. A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other fixed-income security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls.

     With respect to any reverse repurchase agreement, dollar roll or similar transaction, the Fund’s Managed Assets shall include any proceeds from the sale of an asset of the Fund to a counterparty in such a transaction, in addition to the value of the underlying asset as of the relevant measuring date.

     Under the 1940 Act and regulations thereunder, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions.

Preferred Shares

     The Fund’s Governing Documents provide that the Board may authorize and issue Preferred Shares with rights as determined by the Board, by action of the Board without prior approval of the holders of the Common Shares. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued. Any such Preferred Share offering would be subject to the limits imposed by the 1940 Act. Although the Fund has no present intention to issue Preferred Shares, it may in the future utilize Preferred Shares to the maximum extent permitted by the 1940 Act. Under the 1940 Act, the Fund may not issue Preferred Shares if, immediately after issuance, the Fund would have asset coverage (as defined in the 1940 Act) of less than 200%, calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock. In addition, the Fund generally is not permitted to declare any cash dividend or other distribution on the Fund’s Common Shares, or purchase any such Common Shares, unless, at the time of such declaration, the Fund would have asset coverage (as described above) of at least 200% after deducting the amount of such dividend or other distribution. The 1940 Act grants to the holders of senior securities representing stock issued by the Fund certain voting rights. Failure to maintain certain asset coverage requirements under the 1940 Act could entitle the holders of Preferred Shares to elect a majority of the Board.

Effects of Financial Leverage

     Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Effects of Leverage,” which is incorporated by reference herein, for a discussion of the effects of leverage.

Share Price [Table Text Block]

     The following table sets forth, for each of the periods indicated, the high and low closing market prices for the Common Shares on the NYSE, as well as the net asset value per Common Share and the premium or discount to net asset value per Common Share at which the Common Shares were trading on the date of the high and low closing prices. The Fund calculates its net asset value as of the close of business, usually 4:00 p.m. Eastern Time, every day on which the NYSE is open. See “Net Asset Value” for information as to the determination of the Fund’s net asset value.

			NAV per Common		Premium/(Discount) on
			Share on Date of Market		Date of Market Price
Fiscal Quarter	Market Price		Price High and Low(1)		High and Low(2)
Ended	High	Low	High	Low	High	Low
February 29, 2024	$14.29	$12.67	$12.12	$12.34	17.90%	2.67%
November 30, 2023	$15.96	$11.16	$12.30	$11.71	29.76%	-4.70%
August 31, 2023	$16.28	$15.51	$12.48	$12.30	30.45%	26.10%
May 31, 2023	$17.15	$15.20	$12.83	$12.26	33.67%	23.98%
February 28, 2023	$17.30	$15.11	$13.12	$12.62	31.86%	19.73%
November 30, 2022	$17.48	$14.98	$13.51	$12.71	29.39%	17.86%
August 31, 2022	$17.84	$15.08	$14.38	$13.44	24.06%	12.20%
May 31, 2022	$19.25	$16.73	$15.49	$14.08	24.27%	18.82%
February 28, 2022	$19.53	$17.75	$16.12	$16.11	21.15%	10.18%
November 30, 2021	$21.62	$18.64	$17.16	$16.11	25.99%	11.22%
August 31, 2021	$21.98	$20.92	$17.21	$16.98	27.72%	23.20%

Lowest Price or Bid			$ 12.67	$ 11.16	$ 15.51	$ 15.20	$ 15.11	$ 14.98	$ 15.08	$ 16.73	$ 17.75	$ 18.64	$ 20.92
Highest Price or Bid			14.29	15.96	16.28	17.15	17.30	17.48	17.84	19.25	19.53	21.62	21.98
Lowest Price or Bid, NAV			12.34	11.71	12.30	12.26	12.62	12.71	13.44	14.08	16.11	16.11	16.98
Highest Price or Bid, NAV			$ 12.12	$ 12.30	$ 12.48	$ 12.83	$ 13.12	$ 13.51	$ 14.38	$ 15.49	$ 16.12	$ 17.16	$ 17.21
Highest Price or Bid, Premium (Discount) to NAV [Percent]			17.90%	29.76%	30.45%	33.67%	31.86%	29.39%	24.06%	24.27%	21.15%	25.99%	27.72%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			2.67%	(4.70%)	26.10%	23.98%	19.73%	17.86%	12.20%	18.82%	10.18%	11.22%	23.20%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The Fund is an unincorporated statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust, dated as of November 13, 2006, as amended, and pursuant to an Amended and Restated Agreement and Declaration of Trust, dated as of February 29, 2024, as amended and/or restated from time to time (the “Declaration of Trust”). The following is a brief description of the terms of the Common Shares, Borrowings and Preferred Shares which may be issued by the Fund. This description does not purport to be complete and is qualified by reference to the Fund’s Governing Documents.

Common Shares

     The Fund is an unincorporated statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust, dated as of November 13, 2006, as amended. Pursuant to the Declaration of Trust, the Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $0.01 per share. Each Common Share has one vote (fractional Common Shares are entitled to a vote of such fraction) and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the Board of Trustees shall have the power, as frequently as the Board of Trustees may determine, to cause shareholders to pay certain expenses of the Fund by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of Common Shares owned by each respective shareholder. All Common Shares are equal as to dividends, assets and voting privileges and shall not entitle the holders to preference, preemptive, appraisal, conversion or exchange rights, except as otherwise required by law or permitted by the Declaration of Trust.

     Under Delaware law applicable to the Fund as of August 1, 2022, if a shareholder acquires direct or indirect ownership or power to direct the voting of shares of the Fund in an amount that equals or exceeds certain percentage thresholds specified under Delaware law (beginning at 10% or more of shares of the Fund), the shareholder’s ability to vote certain of these shares may be limited.

     The Fund will send annual and semi-annual reports, including financial statements, to all Common Shareholders, as required by applicable law or regulation.

     Any additional offerings of Common Shares will require approval by the Board of Trustees. Any additional offering of Common Shares will be subject to the requirements of the 1940 Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of any distributing commission or discount (which net asset value shall be determined as of a time within forty-eight hours, excluding Sundays and holidays, next preceding the time of such determination) except in connection with an offering to existing Common Shareholders, with the consent of a majority of the Fund’s outstanding voting securities or as otherwise permitted under the 1940 Act.

     Voting Rights. Until any Preferred Shares are issued, holders of the Common Shares will vote as a single class to elect the Fund’s Board of Trustees and on additional matters with respect to which the 1940 Act mandates a vote by the Fund’s shareholders. If Preferred Shares are issued, holders of Preferred Shares will have a right to elect at least two of the Fund’s Trustees, and will have certain other voting rights. See “Anti-Takeover Provisions in the Fund’s Governing Documents.”

     Issuance of Additional Common Shares. The provisions of the 1940 Act generally require that the public offering price (less any distributing commission or discount) of common shares sold by a closed-end investment company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering, excluding Sundays and holidays), unless such sale is made with the consent of a majority of its common shareholders and under certain other enumerated circumstances. The Fund may, from time to time, seek the consent of Common Shareholders to permit the issuance and sale by the Fund of Common Shares at a price below the Fund’s then-current net asset value, subject to certain conditions. If such consent is obtained, the Fund may, contemporaneous with and in no event more than one year following the receipt of such consent, sell Common Shares at a price below net asset value in accordance with any conditions adopted in connection with the giving of such consent. Additional information regarding any consent of Common Shareholders obtained by the Fund and the applicable conditions imposed on the issuance and sale by the Fund of Common Shares at a price below net asset value will be disclosed in the Prospectus Supplement relating to any such offering of Common

Shares at a price below net asset value. Until such consent of Common Shareholders, if any, is obtained (or other applicable 1940 Act requirements are met), the Fund may not sell Common Shares at a price below net asset value. Because the Fund’s advisory fee and sub-advisory fee are based upon average Managed Assets, the Investment Adviser’s and the Sub-Adviser’s interests in recommending the issuance and sale of Common Shares at a price below net asset value may conflict with the interests of the Fund and its Common Shareholders.

Borrowings

     The Fund is permitted, without prior approval of the Common Shareholders, to borrow money. The Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such Borrowings by mortgaging, pledging or otherwise subjecting the Fund’s assets as security. In connection with such Borrowings, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate.

     Limitations. Borrowings by the Fund are subject to certain limitations under the 1940 Act, including the amount of asset coverage required. In addition, agreements related to the Borrowings may also impose certain requirements, which may be more stringent than those imposed by the 1940 Act. See “Use of Leverage.”

     Distribution Preference. The rights of lenders to the Fund to receive interest on, and repayment of, principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances.

     Voting Rights. The 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on, or repayment of, principal. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

Preferred Shares

     The Fund’s Governing Documents provide that the Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without prior approval of the holders of the Common Shares. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued. Under the 1940 Act, the Fund may not issue Preferred Shares if, immediately after issuance, the Fund would have asset coverage (as defined in the 1940 Act) of less than 200%, calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness plus the aggregate involuntary liquidation preference of any outstanding shares of preferred stock. In addition, the Fund generally would not be permitted to declare any cash dividend or other distribution on the Fund’s Common Shares, or purchase any such Common Shares, unless, at the time of such declaration, the Fund would have asset coverage (as described above) of at least 200% after deducting the amount of such dividend or other distribution or purchase price, as the case may be. The 1940 Act grants to the holders of senior securities representing stock issued by the Fund certain voting rights. Failure to meet certain requirements under the 1940 Act could entitle the holders of Preferred Shares to elect a majority of the Board. If the Fund issues and has Preferred Shares outstanding, the Common Shareholders will generally not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred Shares have been paid. Issuance of Preferred Shares would constitute financial leverage and would entail special risks to the Common Shareholders. The Fund has no present intention to issue Preferred Shares.

Capitalization

The following table provides information about the outstanding securities of the Fund as of April 26, 2024:

	Amount	Amount Held by the	Amount
Title of Class	Authorized	Fund or for its Account	Outstanding
Common shares of beneficial interest,
par value $0.01 per share	Unlimited	—	140,216,139

Security Dividends [Text Block]		In addition, the Fund generally would not be permitted to declare any cash dividend or other distribution on the Fund’s Common Shares, or purchase any such Common Shares, unless, at the time of such declaration, the Fund would have asset coverage (as described above) of at least 200% after deducting the amount of such dividend or other distribution or purchase price, as the case may be.
Security Voting Rights [Text Block]		Voting Rights. Until any Preferred Shares are issued, holders of the Common Shares will vote as a single class to elect the Fund’s Board of Trustees and on additional matters with respect to which the 1940 Act mandates a vote by the Fund’s shareholders. If Preferred Shares are issued, holders of Preferred Shares will have a right to elect at least two of the Fund’s Trustees, and will have certain other voting rights. See “Anti-Takeover Provisions in the Fund’s Governing Documents.”
Outstanding Securities [Table Text Block]

	Amount	Amount Held by the	Amount
Title of Class	Authorized	Fund or for its Account	Outstanding
Common shares of beneficial interest,
par value $0.01 per share	Unlimited	—	140,216,139

Outstanding Security, Authorized [Shares]		140,216,139
Principal Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Principal Risks of the Fund,” which is incorporated by reference herein, for a discussion of the risks associated with an investment in the Fund, in addition to the following.
Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount Risk

     The net asset value and market price of the Common Shares will fluctuate, sometimes independently, based on market and other factors affecting the Fund and its investments. The market price of the Common Shares will either be above (premium) or below (discount) their net asset value. Although the net asset value of Common Shares is often considered in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of Common Shares will depend upon whether the market price of Common Shares at the time of sale is above or below the investor’s purchase price, taking into account transaction costs for the Common Shares, and is not directly dependent upon the Fund’s net asset value. Market price movements of Common Shares are thus material to investors and may result in losses, even when net asset value has increased.

     The Fund cannot predict whether the Common Shares will trade at a premium or discount to net asset value and the market price for the Common Shares will change based on a variety of factors. If the Common Shares are trading at a premium to net asset value at the time you purchase Common Shares, the net asset value per share of the Common Shares purchased will be less than the purchase price paid. Shares of closed-end investment companies frequently trade at a discount from their net asset value, but in some cases have traded above net asset value. The risk of the Common Shares trading at a discount is a risk separate and distinct from the risk of a decline in the Fund’s net asset value as a result of the Fund’s investment activities.

     Because the market price of the Common Shares will be determined by factors such as net asset value, dividend and distribution levels (which are dependent, in part, on expenses), supply of and demand for Common Shares, stability of dividends or distributions, trading volume of Common Shares, general market and economic conditions and other factors beyond the Fund’s control, the Fund cannot predict whether the Common Shares will trade at, below or above net asset value, or at, below or above the public offering price for the Common Shares.

     The Fund’s net asset value would be reduced following an offering of the Common Shares due to the costs of such offering, to the extent those costs are borne by the Fund. The sale of Common Shares by the Fund (or the perception that such sales may occur) may have an adverse effect on prices of Common Shares in the secondary market. An increase in the number of Common Shares available may put downward pressure on the market price for Common Shares. The Fund may, from time to time, seek the consent of Common Shareholders to permit the issuance and sale by the Fund of Common Shares at a price below the Fund’s then-current net asset value, subject to certain conditions, and such sales of Common Shares at price below net asset value, if any, may increase downward pressure on the market price for Common Shares. These sales, if any, also might make it more difficult for the Fund to sell additional Common Shares in the future at a time and price it deems appropriate.

[1]	Represents the estimated commission with respect to Common Shares being sold in this offering. Cantor Fitzgerald will be entitled to compensation of up to 2.00% of the gross proceeds of the sale of any Common Shares under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon by the Fund and Cantor Fitzgerald from time to time. The Fund has assumed that Cantor Fitzgerald will receive a commission of 2.00% of the gross sale price of the Common Shares sold in this offering.
[2]	You will pay brokerage charges if you direct the Plan Agent to sell your Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus.
[3]	The Investment Adviser has incurred on behalf of the Fund all costs associated with the Fund’s registration statement and any offerings pursuant to such registration statement. The Fund has agreed, in connection with offerings under such registration statement, to reimburse the Investment Adviser for offering expenses incurred by the Investment Adviser on the Fund’s behalf in an amount up to the lesser of the Fund’s actual offering costs or 0.60% of the total offering price of the Common Shares sold in such offerings. Amounts in excess of 0.60% of the total offering price of shares sold pursuant to the registration statement will not be subject to recoupment from the Fund. This agreement will be in effect for the life of the registration statement with respect to all Common Shares sold pursuant to the registration statement and may only be terminated by the Board of Trustees of the Fund.
[4]	Based upon average net assets attributable to Common Shares during the six month period ended November 30, 2023, after giving effect to the anticipated net proceeds of all of the Common Shares offered by this Prospectus Supplement based on an assumed price per share of $14.55 (the last reported sale price of the Fund’s Common Shares on the NYSE as of April 26, 2024). The price per share of any sale of the Common Shares may be greater or less than the price assumed herein, depending on the market price of the Common Shares at the time of any sale. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement. The number of the Common Shares actually sold pursuant to this Prospectus Supplement may be less than as assumed herein.
[5]	The Fund pays the Investment Adviser a fee, payable monthly in arrears at an annual rate equal to 1.00% of the Fund’s average daily Managed Assets. Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of borrowing or the issuance of commercial paper or other forms of debt (“Borrowings”) or reverse repurchase agreements, dollar rolls or similar transactions or through a combination of the foregoing (collectively “Financial Leverage”), which means that Common Shareholders effectively bear the entire advisory fee. Because the management fee shown is based upon outstanding Financial Leverage of 23% of the Fund’s Managed Assets, the management fee as a percentage of net assets attributable to Common Shares is higher than if the Fund did not utilize such Financial Leverage. If Financial Leverage of more than 23% of the Fund’s Managed Assets is used, the management fee shown would be higher.
[6]	Interest expense is based on estimated amounts for the current fiscal year and includes interest payments on borrowed funds and interest expense on reverse repurchase agreements. Interest payments on borrowed funds is based upon the Fund’s outstanding Borrowings as of November 30, 2023 (unaudited), which included Borrowings under the Fund’s committed facility agreement in an amount equal to 3% of the Fund’s Managed Assets, at an average interest rate of 6.06%. Interest expense on reverse repurchase agreements is based on the Fund’s outstanding reverse repurchase agreements as of November 30, 2023 (unaudited), in an amount equal to 20% of the Fund’s Managed Assets, at a weighted average interest rate cost to the Fund of 5.56%. The actual amount of interest payments and expenses borne by the Fund will vary over time in accordance with the amount of Borrowings and reverse repurchase agreements and variations in market interest rates.
[7]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	Other expenses are based on estimated amounts for the current fiscal year.
[9]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.